Inventories (Details Textual) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Inventories [Abstract]
Amount of inventories recognised as cost of sales during period	$ 279,494,885	$ 279,986,522	$ 294,598,017
Inventory write-down	$ 5,171,752	$ 3,756,726	$ 3,673,213